Quarterly Holdings Report
for
Fidelity Advisor® Small Cap Fund
August 31, 2022
ASCF-NPRT3-1022
1.805747.118
Common Stocks - 98.5%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.8%
Interactive Media & Services - 1.7%
CarGurus, Inc. Class A (a)	152,200	2,846
Cars.com, Inc. (a)	1,188,400	15,152
Ziff Davis, Inc. (a)	187,900	14,521
		32,519
Media - 1.1%
TechTarget, Inc. (a)	325,000	21,093
TOTAL COMMUNICATION SERVICES		53,612
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 2.4%
Adient PLC (a)	498,400	16,547
Gentherm, Inc. (a)	175,300	10,500
Patrick Industries, Inc.	353,564	18,728
		45,775
Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc. (a)	363,700	8,914
Churchill Downs, Inc.	94,600	18,645
Lindblad Expeditions Holdings (a)	602,600	4,658
		32,217
Household Durables - 2.0%
Skyline Champion Corp. (a)	476,686	27,014
Tempur Sealy International, Inc.	479,900	12,002
		39,016
Internet & Direct Marketing Retail - 0.3%
BARK, Inc. (a)(b)	402,800	934
Vivid Seats, Inc. Class A	467,980	3,786
		4,720
Leisure Products - 0.3%
Clarus Corp. (c)	401,838	6,096
Specialty Retail - 3.3%
Academy Sports & Outdoors, Inc.	163,805	7,057
Aritzia, Inc. (a)	404,500	13,157
Lithia Motors, Inc. Class A (sub. vtg.)	28,300	7,512
Murphy U.S.A., Inc.	77,400	22,459
Musti Group OYJ	692,693	13,741
		63,926
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (a)	263,621	19,429
TOTAL CONSUMER DISCRETIONARY		211,179
CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 2.2%
BJ's Wholesale Club Holdings, Inc. (a)	265,230	19,757
Performance Food Group Co. (a)	464,300	23,206
		42,963
Food Products - 0.8%
Nomad Foods Ltd. (a)	850,600	15,047
TOTAL CONSUMER STAPLES		58,010
ENERGY - 4.7%
Energy Equipment & Services - 0.5%
TechnipFMC PLC (a)	1,301,300	10,645
Oil, Gas & Consumable Fuels - 4.2%
Antero Resources Corp. (a)	794,600	31,848
Denbury, Inc. (a)	291,700	25,941
Enviva, Inc.	189,000	13,139
Hess Midstream LP (c)	317,548	8,990
		79,918
TOTAL ENERGY		90,563
FINANCIALS - 15.7%
Banks - 8.4%
ConnectOne Bancorp, Inc.	839,500	21,013
First Interstate Bancsystem, Inc.	597,100	24,039
Independent Bank Group, Inc.	315,500	21,252
Metropolitan Bank Holding Corp. (a)	237,700	17,017
PacWest Bancorp	699,100	18,407
Pinnacle Financial Partners, Inc.	257,100	20,751
ServisFirst Bancshares, Inc. (c)	263,900	22,263
Trico Bancshares	343,300	16,200
		160,942
Capital Markets - 2.4%
LPL Financial (c)	83,100	18,393
Morningstar, Inc.	68,509	15,619
Patria Investments Ltd.	782,500	11,307
		45,319
Consumer Finance - 0.5%
PROG Holdings, Inc. (a)	558,414	10,353
Insurance - 2.7%
Enstar Group Ltd. (a)	61,802	11,696
Old Republic International Corp.	714,500	15,605
Primerica, Inc.	129,400	16,401
Selective Insurance Group, Inc.	106,100	8,426
		52,128
Thrifts & Mortgage Finance - 1.7%
Essent Group Ltd.	487,123	19,480
Walker & Dunlop, Inc.	132,000	13,261
		32,741
TOTAL FINANCIALS		301,483
HEALTH CARE - 14.6%
Biotechnology - 4.5%
Agios Pharmaceuticals, Inc. (a)	137,300	3,501
Aurinia Pharmaceuticals, Inc. (a)(c)	247,900	1,825
Avid Bioservices, Inc. (a)(c)	525,111	9,042
Blueprint Medicines Corp. (a)	113,200	8,289
Celldex Therapeutics, Inc. (a)	69,400	2,110
Cerevel Therapeutics Holdings (a)	195,600	5,692
Cytokinetics, Inc. (a)	199,600	10,571
Erasca, Inc. (a)	455,300	4,107
Exelixis, Inc. (a)	246,300	4,369
Instil Bio, Inc. (a)(c)	383,700	1,995
Janux Therapeutics, Inc. (a)	171,000	1,850
Keros Therapeutics, Inc. (a)	58,000	2,051
Legend Biotech Corp. ADR (a)	77,800	3,617
Mirati Therapeutics, Inc. (a)	28,000	2,269
Prelude Therapeutics, Inc. (a)(c)	254,637	1,833
PTC Therapeutics, Inc. (a)	111,200	5,553
Relay Therapeutics, Inc. (a)	178,800	4,107
Tenaya Therapeutics, Inc. (a)	171,900	755
TG Therapeutics, Inc. (a)	496,600	3,541
Xenon Pharmaceuticals, Inc. (a)	206,600	8,018
Zentalis Pharmaceuticals, Inc. (a)	48,346	1,296
		86,391
Health Care Equipment & Supplies - 2.2%
BioLife Solutions, Inc. (a)	294,000	6,941
Envista Holdings Corp. (a)	315,900	11,717
Heska Corp. (a)(c)	84,900	7,732
Meridian Bioscience, Inc. (a)	35,211	1,148
Tandem Diabetes Care, Inc. (a)	173,200	7,922
TransMedics Group, Inc. (a)	146,600	7,628
		43,088
Health Care Providers & Services - 5.5%
Acadia Healthcare Co., Inc. (a)	317,300	25,996
Chemed Corp.	52,100	24,809
LHC Group, Inc. (a)	56,377	9,103
Option Care Health, Inc. (a)	505,637	15,655
Owens & Minor, Inc.	292,600	8,635
The Ensign Group, Inc. (c)	243,300	20,753
		104,951
Life Sciences Tools & Services - 1.8%
Medpace Holdings, Inc. (a)(c)	75,500	11,145
Olink Holding AB ADR (a)(c)	296,202	4,484
Syneos Health, Inc. (a)	310,300	18,652
		34,281
Pharmaceuticals - 0.6%
Arvinas Holding Co. LLC (a)	121,300	5,136
Edgewise Therapeutics, Inc. (a)	262,800	2,649
NGM Biopharmaceuticals, Inc. (a)	214,500	3,027
		10,812
TOTAL HEALTH CARE		279,523
INDUSTRIALS - 18.9%
Aerospace & Defense - 0.6%
V2X, Inc. (a)	319,197	11,063
Building Products - 1.9%
CSW Industrials, Inc. (c)	93,434	11,829
Masonite International Corp. (a)	295,500	24,178
		36,007
Commercial Services & Supplies - 0.7%
Tetra Tech, Inc.	104,600	14,206
Construction & Engineering - 2.7%
EMCOR Group, Inc.	216,300	25,722
NV5 Global, Inc. (a)	188,180	26,488
		52,210
Electrical Equipment - 2.0%
Array Technologies, Inc. (a)(c)	748,032	15,634
Atkore, Inc. (a)	274,100	23,137
		38,771
Machinery - 2.1%
ITT, Inc.	184,800	13,404
Kornit Digital Ltd. (a)(c)	66,000	2,051
Luxfer Holdings PLC sponsored	784,700	12,908
Oshkosh Corp.	150,400	11,996
		40,359
Professional Services - 5.0%
ASGN, Inc. (a)	203,600	19,688
Booz Allen Hamilton Holding Corp. Class A	155,900	14,920
FTI Consulting, Inc. (a)(c)	74,200	11,917
KBR, Inc.	585,400	28,275
TriNet Group, Inc. (a)	247,400	20,386
		95,186
Road & Rail - 0.8%
TFI International, Inc.	142,500	14,220
Trading Companies & Distributors - 3.1%
Beacon Roofing Supply, Inc. (a)	285,700	15,688
Custom Truck One Source, Inc. Class A (a)(c)	948,974	6,244
GMS, Inc. (a)	422,118	20,346
Rush Enterprises, Inc. Class A	372,394	17,525
		59,803
TOTAL INDUSTRIALS		361,825
INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 1.2%
Extreme Networks, Inc. (a)	1,649,600	23,639
Electronic Equipment & Components - 4.6%
Advanced Energy Industries, Inc.	189,400	17,006
Insight Enterprises, Inc. (a)	327,572	29,848
Napco Security Technologies, Inc.	722,802	21,438
TD SYNNEX Corp.	217,041	20,897
		89,189
IT Services - 2.7%
Concentrix Corp.	177,141	22,281
Endava PLC ADR (a)	141,508	14,292
Perficient, Inc. (a)	127,700	9,973
Repay Holdings Corp. (a)	468,260	4,350
		50,896
Semiconductors & Semiconductor Equipment - 3.1%
AEHR Test Systems (a)(c)	420,500	6,114
Ichor Holdings Ltd. (a)	456,900	14,036
MACOM Technology Solutions Holdings, Inc. (a)	333,800	18,409
SiTime Corp. (a)	63,000	6,704
Synaptics, Inc. (a)	116,545	13,474
		58,737
Software - 2.0%
Five9, Inc. (a)(c)	103,600	10,164
Intapp, Inc. (a)	558,900	8,098
Rapid7, Inc. (a)	147,100	8,458
Tenable Holdings, Inc. (a)	288,000	11,408
		38,128
Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc. (a)	432,600	11,832
TOTAL INFORMATION TECHNOLOGY		272,421
MATERIALS - 7.1%
Chemicals - 2.9%
Element Solutions, Inc.	1,177,200	21,978
Tronox Holdings PLC	657,000	9,612
Valvoline, Inc.	805,700	23,422
		55,012
Construction Materials - 1.1%
Eagle Materials, Inc.	181,600	21,723
Metals & Mining - 3.1%
Commercial Metals Co.	855,900	34,673
Constellium NV (a)	1,774,500	23,636
		58,309
TOTAL MATERIALS		135,044
REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 4.0%
Essential Properties Realty Trust, Inc.	1,098,301	24,866
Lamar Advertising Co. Class A	261,500	24,552
Summit Industrial Income REIT	911,700	12,787
Urban Edge Properties	887,300	13,957
		76,162
Real Estate Management & Development - 0.9%
Cushman & Wakefield PLC (a)	1,202,300	17,986
TOTAL REAL ESTATE		94,148
UTILITIES - 1.6%
Gas Utilities - 1.0%
Brookfield Infrastructure Corp. A Shares	366,967	17,468
Star Gas Partners LP	119,764	1,101
		18,569
Multi-Utilities - 0.6%
Telecom Plus PLC	506,364	11,471
TOTAL UTILITIES		30,040
TOTAL COMMON STOCKS (Cost $1,665,385)		1,887,848

Money Market Funds - 3.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.33% (d)	10,965,200	10,967
Fidelity Securities Lending Cash Central Fund 2.34% (d)(e)	62,010,994	62,017
TOTAL MONEY MARKET FUNDS (Cost $72,984)		72,984

Equity Funds - 1.0%
	Shares	Value ($) (000s)
Small Blend Funds - 1.0%
iShares Russell 2000 Index ETF (c) (Cost $17,945)	103,700	19,029

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $1,756,314)	1,979,861
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(62,893)
NET ASSETS - 100.0%	1,916,968

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $934,000 or 0.0% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
BARK, Inc.	12/17/20	4,028

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	15,879	498,552	503,464	106	-	-	10,967	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	158,795	524,946	621,724	205	-	-	62,017	0.2%
Total	174,674	1,023,498	1,125,188	311	-	-	72,984

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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